Accrued Expenses and Other Current Liabilities	9 Months Ended
Sep. 30, 2020
Accrued Expenses and Other Current Liabilities.
Accrued Expenses and Other Current Liabilities

7. Accrued Expenses and Other Current Liabilities

The following table summarizes the Company’s components of accrued expenses and other current liabilities (in thousands):

	September 30, 2020	December 31, 2019
Warranty reserve	$1,734	$1,491
Compensation and benefits related	657	897
Professional services	2,043	780
Inventory purchases	86	620
Accrued sales and use tax	470	578
Transaction costs payable	577	—
Other	488	687
	$6,055	$5,053